UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX  July 26, 2006
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53
Form 13F Information Table Value Total:   $748658

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103     8717   118714 SH       SOLE                    50000             68714
Americredit Corp.              common           03060R101    49315  1766300 SH       SOLE                  1476900            289400
Anheuser Busch Co.             common           035229103    15590   341965 SH       SOLE                   245000             96965
Berkshire Hath Cl. A           common           084670108    14849      162 SH       SOLE                        6               156
Berkshire Hath Cl. B           common           084670207     2389      785 SH       SOLE                                        785
Bristol Myers Squibb           common           110122108    11082   428550 SH       SOLE                   307000            121550
CBS Corporation Cl. B          common           124857202     3462   128000 SH       SOLE                    96500             31500
Cadbury Schweppes              common           127209302     7330   188811 SH       SOLE                   180000              8811
Chgo Rivet & Machine           common           168088102      337    14670 SH       SOLE                                      14670
Clorox                         common           189054109    17285   283508 SH       SOLE                   220000             63508
Coca-Cola Co.                  common           191216100   103260  2400272 SH       SOLE                  2151500            248772
Colgate Palmolive              common           194162103     6122   102200 SH       SOLE                   101000              1200
ConocoPhillips                 common           20825C104     2392    36500 SH       SOLE                     2000             34500
Discovery Holding A            common           25468Y107    10916   746122 SH       SOLE                   658560             87562
Electronic Data Sys.           common           285661104     4529   188247 SH       SOLE                   150000             38247
Equifax Inc.                   common           294429105     2205    64200 SH       SOLE                     4000             60200
Federal Home Loan              common           313400301    18134   318089 SH       SOLE                   217000            101089
Federal Nat'l Mtg.             common           313586109     4869   101230 SH       SOLE                   100000              1230
First Data Corp.               common           319963104    16021   355715 SH       SOLE                   173000            182715
Gannett Company                common           364730101      809    14460 SH       SOLE                                      14460
H&R Block                      common           093671105     7160   300100 SH       SOLE                   250000             50100
Henkel KGAA ADR                common           42550U109    18669   179076 SH       SOLE                   150879             28197
Henkel ORD                     common           005002465    11155   107000 SH       SOLE                    95000             12000
Home Depot                     common           437076102     1816    50750 SH       SOLE                     2000             48750
IMS Health                     common           449934108     2008    74800 SH       SOLE                     4000             70800
Interpublic Group Co.          common           460690100    10746  1286962 SH       SOLE                  1204321             82641
Johnson & Johnson              common           478160104    22603   377225 SH       SOLE                   310500             66725
Kinder Morgan Inc.             common           49455P101     2387    23900 SH       SOLE                     1500             22400
Kraft Foods, Inc.              common           50075n104    49888  1614483 SH       SOLE                  1455000            159483
Lancaster Colony Corp.         common           513847103    41781  1058556 SH       SOLE                   935400            123156
Leucadia Nat'l Corp.           common           527288104     3836   131400 SH       SOLE                     6000            125400
Liberty Media Cap. A           common           53071M302    35118   419223 SH       SOLE                   356795             62428
Liberty Media Int. A           common           53071M104    36214  2098132 SH       SOLE                  1785975            312157
MBIA Inc.                      common           55262C100     2398    40950 SH       SOLE                    40000               950
MGIC Investment                common           552848103     2010    30925 SH       SOLE                    30000               925
Markel Corp.                   common           570535104      888     2560 SH       SOLE                                       2560
Marsh & McLennan               common           571748102     4803   178600 SH       SOLE                    91800             86800
Microsoft Corp.                common           594918104    56463  2423320 SH       SOLE                  2058000            365320
PepsiCo Inc.                   common           713448108     5783    96320 SH       SOLE                    90000              6320
Pfizer Inc.                    common           717081103    30632  1305150 SH       SOLE                  1084500            220650
Procter & Gamble Co.           common           742718109     2143    38547 SH       SOLE                                      38547
TJX Co.                        common           872540109     1884    82400 SH       SOLE                     4000             78400
Torchmark Corp.                common           891027104      868    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      259     8000 SH       SOLE                                       8000
Trizec Properties              common           89687P107     2542    88744 SH       SOLE                    60000             28744
Tyco Int'l LTD                 common           902124106    24284   883072 SH       SOLE                   664000            219072
U.S. Bancorp                   common           902973304     5440   176163 SH       SOLE                   150000             26163
Unilever NV (NEW)              common           904784709    19823   879075 SH       SOLE                   825000             54075
Viacom Inc. Cl. B              common           92553P201     4609   128600 SH       SOLE                    96500             32100
Wal Mart Stores Inc.           common           931142103    21677   450001 SH       SOLE                   356000             94001
Washington Mutual              common           939322103     1823    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2659     6980 SH       SOLE                                       6980
Wm. Wrigley Jr. Co.            common           982526105    14583   321500 SH       SOLE                   311500             10000